ETF OPPORTUNITIES TRUST

T-REX 2X Inverse CRWV Daily Target ETF (Ticker: CORD)
T-REX 2X Inverse CRCL Daily Target ETF (Ticker: CRCD)
(each, a “Fund,” and collectively, the “Funds”)

Supplement dated October 8, 2025
to the Prospectus and
Statement of Additional Information (“SAI”) dated September 24, 2025

Effective immediately, the supplement dated September 29, 2025, is replaced in its entirety with this supplement dated October 8, 2025.

Effective October 2, 2025, the last sentence under the section titled “Portfolio Manager” of the summary section of each Fund’s Prospectus is hereby deleted in its entirety and replaced with the following information:

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 5,000 shares known as “Creation Units.” Creation Unit transactions are typically effected in cash, but the Fund reserves the right to accept in-kind securities. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange (i.e., Cboe BZX Exchange, Inc.). The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.rexshares.com.

Information about “Tax Information” and “Payments to Broker-Dealers and Other Financial Intermediaries” may be found on page 11 of this prospectus.

Effective October 2, 2025, the first sentence in the sixth paragraph under the section titled “HOW TO BUY AND SELL SHARES” of the Funds’ Prospectus is hereby deleted and replaced with the following information:

APs may acquire shares directly from each Fund and APs may tender their shares for redemption directly to the Fund, at NAV per share only in large blocks, or Creation Units, as noted in the table below:

FUND	Creation Units
T-REX 2X LONG BRR DAILY TARGET ETF	10,000
T-REX 2X LONG LMND DAILY TARGET ETF	10,000

T-REX 2X LONG OSCR DAILY TARGET ETF	10,000
T-REX 2X LONG OUST DAILY TARGET ETF	10,000
T-REX 2X LONG SPOT DAILY TARGET ETF	10,000
T-REX 2X LONG SYM DAILY TARGET ETF	10,000
T-REX 2X LONG RDW DAILY TARGET ETF	10,000
T-REX 2X LONG UNH DAILY TARGET ETF	10,000
T-REX 2X LONG VOYG DAILY TARGET ETF	10,000
T-REX 2X LONG ETOR DAILY TARGET ETF	10,000
T-REX 2X LONG CHYM DAILY TARGET ETF	10,000
T-REX 2X LONG BMNR DAILY TARGET ETF	10,000
T-REX 2X LONG APLD DAILY TARGET ETF	10,000
T-REX 2X INVERSE CRWV DAILY TARGET ETF	5,000
T-REX 2X INVERSE CRCL DAILY TARGET ETF	5,000

Effective October 2, 2025, the first sentence in the third paragraph under the section titled “THE TRUST- General.” of the Funds’ SAI is hereby deleted and replaced with the following information:

Each Fund will issue and redeem Shares at net asset value (“NAV”) in aggregations of at Shares (each a “Creation Unit”) as noted in the table below:

FUND	Creation Units
T-REX 2X LONG BRR DAILY TARGET ETF	10,000
T-REX 2X LONG LMND DAILY TARGET ETF	10,000
T-REX 2X LONG OSCR DAILY TARGET ETF	10,000
T-REX 2X LONG OUST DAILY TARGET ETF	10,000
T-REX 2X LONG SPOT DAILY TARGET ETF	10,000
T-REX 2X LONG SYM DAILY TARGET ETF	10,000
T-REX 2X LONG RDW DAILY TARGET ETF	10,000
T-REX 2X LONG UNH DAILY TARGET ETF	10,000
T-REX 2X LONG VOYG DAILY TARGET ETF	10,000
T-REX 2X LONG ETOR DAILY TARGET ETF	10,000
T-REX 2X LONG CHYM DAILY TARGET ETF	10,000
T-REX 2X LONG BMNR DAILY TARGET ETF	10,000
T-REX 2X LONG APLD DAILY TARGET ETF	10,000
T-REX 2X INVERSE CRWV DAILY TARGET ETF	5,000
T-REX 2X INVERSE CRCL DAILY TARGET ETF	5,000

* * * * * * * *

This Supplement and the existing Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. The Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 1-833-759-6110